Loans and Financing - Schedule of Loans and Financing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign currency
Financing expenses, Current	$ 833,085	$ 2,084,225
Financing expenses, Non-current	20,257,483	17,242,571
Foreign currency [Member]
Foreign currency
Financing expenses, Current	267,528	1,228,828
Financing expenses, Non-current	108,089	69,103
Local currency [Member]
Foreign currency
Financing expenses, Current	565,557	855,397
Financing expenses, Non-current	$ 20,149,394	17,173,468
ACC - Advances on exchange contracts [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.94%
Currency	USD
Index
Payment terms / non-current debt	2025
Financing expenses, Current		1,015,010
Financing expenses, Non-current
Prepayment [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.69%
Currency	USD
Index	SOFR
Payment terms / non-current debt	2025 - 27
Financing expenses, Current		100,296
Financing expenses, Non-current
FINIMP – Import Financing [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	6.03%
Currency	USD and EUR
Index	Euribor
Payment terms / non-current debt	2025
Financing expenses, Current		614
Financing expenses, Non-current
Working capital - Dollar [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	3.99%
Currency	USD
Index	SOFR
Payment terms / non-current debt	2030
Financing expenses, Current	$ 9,859	6,238
Financing expenses, Non-current	$ 1,832	2,223
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.36%
Currency	USD
Index
Payment terms / non-current debt	2029
Financing expenses, Current	$ 712	719
Financing expenses, Non-current	$ 65,478	65,189
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.30%
Currency	USD
Index
Payment terms / non-current debt	2029
Financing expenses, Current	$ 510
Financing expenses, Non-current	$ 18,788
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.49%
Currency	USD
Index
Payment terms / non-current debt	2035
Financing expenses, Current	$ 518
Financing expenses, Non-current	$ 20,024
Export credit note [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	4.94%
Currency	USD
Index	SOFR
Payment terms / non-current debt	2026
Financing expenses, Current	$ 254,903	102,367
Financing expenses, Non-current
Export credit note [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	13.48%
Currency	BRL
Index	CDI
Payment terms / non-current debt	2025 - 30
Financing expenses, Current		858
Financing expenses, Non-current		847
Others [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	6.84%
Currency	Several
Index	Several
Payment terms / non-current debt	Several
Financing expenses, Current	$ 1,026	3,584
Financing expenses, Non-current	$ 1,967	1,691
Others [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.52%
Currency	Several
Index	Several
Payment terms / non-current debt
Financing expenses, Current	$ 44,638	38,327
Financing expenses, Non-current	$ 139,957	140,454
FINAME [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.00%
Currency	BRL
Index
Payment terms / non-current debt	2025
Financing expenses, Current		5
Financing expenses, Non-current
FINAME [Member] | Local currency [Member] | Livestock financing [Member]
Foreign currency
Average annual interest rate	9.00%
Currency	BRL
Index
Payment terms / non-current debt	2035
Financing expenses, Current	$ 211
Financing expenses, Non-current	$ 10,904
FINAME [Member] | Local currency [Member] | Notes 5,50% JBS Lux 2036 [Member]
Foreign currency
Average annual interest rate	5.50%
Currency	USD
Index
Payment terms / non-current debt	2036
Financing expenses, Current	$ 33,611
Financing expenses, Non-current	$ 1,231,402
FINAME [Member] | Local currency [Member] | Notes 6.38% JBS USA 2055 [Member]
Foreign currency
Average annual interest rate	6.38%
Currency	USD
Index
Payment terms / non-current debt	2055
Financing expenses, Current	$ 16,469
Financing expenses, Non-current	$ 730,804
FINAME [Member] | Local currency [Member] | Notes 6.38% JBS Lux 2066 [Member]
Foreign currency
Average annual interest rate	6.38%
Currency	USD
Index
Payment terms / non-current debt	2066
Financing expenses, Current	$ 31,167
Financing expenses, Non-current	$ 984,113
FINAME [Member] | Local currency [Member] | CRA - Agribusiness Receivables Certificate [Member]
Foreign currency
Average annual interest rate	15.70%
Currency	BRL
Index	CDI
Payment terms / non-current debt	2028
Financing expenses, Current	$ 2,319	1,522
Financing expenses, Non-current	$ 51,912	46,128
Notes 2.50% JBS Lux 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	2.50%
Currency	USD
Index
Payment terms / non-current debt	2027
Financing expenses, Current	$ 1,207	11,458
Financing expenses, Non-current	$ 105,257	990,319
Notes 5.13% JBS Lux 2028 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.13%
Currency	USD
Index
Payment terms / non-current debt	2028
Financing expenses, Current		19,085
Financing expenses, Non-current		889,288
Notes 6.5% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.50%
Currency	USD
Index
Payment terms / non-current debt	2029
Financing expenses, Current		934
Financing expenses, Non-current		69,842
Notes 3.00% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.00%
Currency	USD
Index
Payment terms / non-current debt	2029
Financing expenses, Current	$ 7,350	7,399
Financing expenses, Non-current	$ 591,547	588,860
Notes 5.50% JBS Lux 2030 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.50%
Currency	USD
Index
Payment terms / non-current debt	2030
Financing expenses, Current		31,312
Financing expenses, Non-current		1,241,293
Notes 3.75% JBS Lux 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.75%
Currency	USD
Index
Payment terms / non-current debt	2031
Financing expenses, Current	$ 1,438	1,489
Financing expenses, Non-current	$ 489,565	488,985
Notes 3.00% JBS Lux 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.00%
Currency	USD
Index
Payment terms / non-current debt	2032
Financing expenses, Current	$ 3,667	3,750
Financing expenses, Non-current	$ 984,999	982,670
Notes 3.63% JBS Fin 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.63%
Currency	USD
Index
Payment terms / non-current debt	2032
Financing expenses, Current	$ 15,998	16,096
Financing expenses, Non-current	$ 957,352	955,546
Notes 5.75% JBS Lux 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.75%
Currency	USD
Index
Payment terms / non-current debt	2033
Financing expenses, Current	$ 23,356	23,621
Financing expenses, Non-current	$ 1,630,496	1,626,266
Notes 6.75% JBS Lux 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.75%
Currency	USD
Index
Payment terms / non-current debt	2034
Financing expenses, Current	$ 29,387	30,068
Financing expenses, Non-current	$ 1,487,988	1,485,757
Notes 5,95% JBS USA 2035 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.95%
Currency	USD
Index
Payment terms / non-current debt	2035
Financing expenses, Current	$ 11,404
Financing expenses, Non-current	$ 987,336
Notes 4.38% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.38%
Currency	USD
Index
Payment terms / non-current debt	2052
Financing expenses, Current	$ 16,078	16,188
Financing expenses, Non-current	$ 888,144	887,691
Notes 6.50% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.50%
Currency	USD
Index
Payment terms / non-current debt	2052
Financing expenses, Current	$ 7,826	8,106
Financing expenses, Non-current	$ 1,526,891	1,526,099
Notes 7.25% JBS Lux 2053 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.25%
Currency	USD
Index
Payment terms / non-current debt	2053
Financing expenses, Current	$ 7,975	8,038
Financing expenses, Non-current	$ 883,791	883,217
Notes 6.25% JBS Lux 2056 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.25%
Currency	USD
Index
Payment terms / non-current debt	2056
Financing expenses, Current	$ 38,194
Financing expenses, Non-current	$ 1,235,094
Notes 4.25% PPC 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.25%
Currency	USD
Index
Payment terms / non-current debt	2031
Financing expenses, Current	$ 6,955	7,577
Financing expenses, Non-current	$ 787,139	844,203
Notes 3.50% PPC 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.50%
Currency	USD
Index
Payment terms / non-current debt	2032
Financing expenses, Current	$ 10,320	10,413
Financing expenses, Non-current	$ 892,925	892,253
Notes 6.25% PPC 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.25%
Currency	USD
Index
Payment terms / non-current debt	2033
Financing expenses, Current	$ 28,508	30,285
Financing expenses, Non-current	$ 910,910	966,001
Notes 6.88% PPC 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.88%
Currency	USD
Index
Payment terms / non-current debt	2034
Financing expenses, Current	$ 4,201	4,201
Financing expenses, Non-current	$ 487,594	486,078
Working capital - Euros [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	2.15%
Currency	EUR
Index	Euribor
Payment terms / non-current debt	2026 - 28
Financing expenses, Current	$ 38,159	21,789
Financing expenses, Non-current	$ 14,343	8,684
Working capital - Pounds [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.65%
Currency	GBP
Index
Payment terms / non-current debt	2026
Financing expenses, Current	$ 9,557
Financing expenses, Non-current
CDC - Direct Consumer Credit [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	16.33%
Currency	BRL
Index
Payment terms / non-current debt	2026
Financing expenses, Current	$ 907	9,346
Financing expenses, Non-current		815
Livestock financing - Pre [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	14.90%
Currency	BRL
Index
Payment terms / non-current debt	2026
Financing expenses, Current	$ 114,282	341,493
Financing expenses, Non-current
Livestock Financing [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	14.90%
Currency	BRL
Index	CDI
Payment terms / non-current debt	2026
Financing expenses, Current	$ 410
Financing expenses, Non-current
CRA - Agribusiness Receivables Certificate [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.03%
Currency	BRL
Index	IPCA
Payment terms / non-current debt
Financing expenses, Current	$ 26,262	9,893
Financing expenses, Non-current	$ 2,138,931	1,172,172
PPC Term Loan Revolving Credit Facility [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.50%
Currency	USD
Index
Payment terms / non-current debt
Financing expenses, Current	$ 33,701
Financing expenses, Non-current
Commercial Paper [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.10%
Currency
Index
Payment terms / non-current debt	2025
Financing expenses, Current		202,144
Financing expenses, Non-current